FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES	12 Months Ended
Dec. 31, 2017
Foreign Currency And Exchange Rate Differences
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES

NOTE 29 - FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES

The functional currency of LATAM Airlines Group S.A. is the US dollar, also it has subsidiaries whose functional currency is different to the US dollar, such as the chilean peso, argentine peso, colombian peso, brazilian real and guaraní.

The functional currency is defined as the currency of the primary economic environment in which an entity operates and in each entity and all other currencies are defined as foreign currency.

Considering the above, the balances by currency mentioned in this note correspond to the sum of foreign currency of each of the entities that make LATAM Airlines Group S.A. and Subsidiaries.

(a)	Foreign currency

The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of	As of
	December 31,	December 31,
Current assets	2017	2016
	ThUS$	ThUS$

Cash and cash equivalents	260,092	201,416
Argentine peso	7,309	4,438
Brazilian real	14,242	9,705
Chilean peso	81,693	30,221
Colombian peso	1,105	1,137
Euro	11,746	1,695
U.S. dollar	108,327	128,694
Other currency	35,670	25,526

Other financial assets, current	36,484	14,573
Argentine peso	21	12
Brazilian real	17	734
Chilean peso	26,605	585
Colombian peso	150	-
U.S. dollar	9,343	12,879
Other currency	348	363

	As of	As of
	December 31,	December 31,
Current assets	2017	2016
	ThUS$	ThUS$

Other non - financial assets, current	107,170	107,789
Argentine peso	16,507	16,086
Brazilian real	19,686	20,158
Chilean peso	34,258	1,619
Colombian peso	340	713
Euro	2,722	1,563
U.S. dollar	21,907	50,157
Other currency	11,750	17,493

Trade and other accounts receivable, current	373,447	251,204
Argentine peso	49,680	54,356
Brazilian real	22,006	30,675
Chilean peso	82,369	90,482
Colombian peso	1,169	9,720
Euro	48,286	21,923
U.S. dollar	34,268	14,086
Other currency	135,669	29,962

Accounts receivable from related entities, current	958	554
Chilean peso	735	554
U.S. dollar	223	-

Tax current assets	33,575	28,198
Argentine peso	1,679	1,798
Brazilian real	3,934	2,462
Chilean peso	3,317	6,333
Colombian peso	660	1,418
Euro	179	273
U.S. dollar	327	177
Peruvian sol	21,948	14,387
Other currency	1,531	1,350

Total current assets	811,726	603,734
Argentine peso	75,196	76,690
Brazilian real	59,885	63,734
Chilean peso	228,977	129,794
Colombian peso	3,424	12,988
Euro	62,933	25,454
U.S. Dollar	174,395	205,993
Other currency	206,916	89,081

	As of	As of
	December 31,	December 31,
Non-current assets	2017	2016
	ThUS$	ThUS$

Other financial assets, non-current	20,975	26,772
Brazilian real	3,831	2,769
Chilean peso	74	83
Colombian peso	281	285
Euro	7,853	6,966
U.S. dollar	7,273	14,920
Other currency	1,663	1,749

Other non - financial assets, non-current	9,108	19,069
Argentine peso	172	142
Brazilian real	6,368	6,029
U.S. dollar	38	8,309
Other currency	2,530	4,589

Accounts receivable, non-current	6,887	7,356
Chilean peso	6,887	7,356

Deferred tax assets	2,081	2,110
Colombian peso	86	117
Other currency	1,995	1,993

Total non-current assets	39,051	55,307
Argentine peso	172	142
Brazilian real	10,199	8,798
Chilean peso	6,961	7,439
Colombian peso	367	402
Euro	7,853	6,966
U.S. dollar	7,311	23,229
Other currency	6,188	8,331

The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, current	36,000	287,175	115,182	455,086
Chilean peso	21,542	55,962	79,032	108,010
U.S. dollar	14,458	231,213	36,150	347,076

Trade and other accounts payables, current	919,373	585,149	33,707	16,097
Argentine peso	122,452	20,838	8,636	907
Brazilian real	28,810	40,740	669	27
Chilean peso	233,202	60,701	11,311	12,255
Colombian peso	2,964	9,049	855	578
Euro	58,081	23,445	9,165	5
U.S. dollar	409,380	374,431	1,154	962
Peruvian sol	39,064	33,701	825	1,093
Mexican peso	2,732	1,535	115	-
Pound sterling	5,839	1,769	199	246
Uruguayan peso	1,890	6,899	-	-
Other currency	14,959	12,041	778	24

Accounts payable to related entities, current	760	220	-	-
Chilean peso	546	23	-	-
U.S. dollar	4	8	-	-
Other currency	210	189	-	-

Other provisions, current	959	511	-	-
Chilean peso	30	28	-	-
Other currency	929	483	-	-

Tax liabilities, current	-	(204)	174	2,501
Argentine peso	-	-	174	2,501
Brazilian real	-	(3)	-	-
Chilean peso	-	(25)	-	-
Other currency	-	(176)	-	-

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$

Other non-financial liabilities, current	25,190	33,439	-	-
Argentine peso	393	13,463	-	-
Brazilian real	542	430	-	-
Chilean peso	11,283	14,999	-	-
Colombian peso	837	578	-	-
Euro	5,954	168	-	-
U.S. dollar	3,160	684	-	-
Other currency	3,021	3,117	-	-

Total current liabilities	982,282	906,290	149,063	473,684
Argentine peso	122,845	34,301	8,810	3,408
Brazilian real	29,352	41,167	669	27
Chilean peso	266,603	131,688	90,343	120,265
Colombian peso	3,801	9,627	855	578
Euro	64,035	23,613	9,165	5
U.S. dollar	427,002	606,336	37,304	348,038
Other currency	68,644	59,558	1,917	1,363

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Non-current liabilities	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, non-current	276,436	178,793	263,798	747,218	189,500	41,785
Chilean peso	41,548	59,177	189,500	16,189	189,500	-
U.S. dollar	234,888	119,616	74,298	731,029	-	41,785

Accounts payable, non-current	362,964	195,629	-	-	-	-
Chilean peso	13,251	10,474	-	-	-	-
U.S. dollar	348,329	183,904	-	-	-	-
Other currency	1,384	1,251	-	-	-	-

Other provisions, non-current	41,514	39,513	-	-	-	-
Argentine peso	940	635	-	-	-	-
Brazillian real	24,074	23,541	-	-	-	-
Chilean peso	-	38	-	-	-	-
Colombian peso	551	569	-	-	-	-
Euro	9,883	8,664	-	-	-	-
U.S. dollar	6,066	6,066	-	-	-	-

Provisions for employees benefits, non-current	77,579	68,774	-	-	-	-
Brazilian real	-	28	-	-	-	-
Chilean peso	73,399	68,380	-	-	-	-
U.S. dollar	4,180	366	-	-	-	-

Other non-financial liabilities, non-current	-	3	-	-	-	-
Colombian peso	-	3	-	-	-	-

Total non-current liabilities	758,493	482,712	263,798	747,218	189,500	41,785
Argentine peso	940	635	-	-	-	-
Brazilian real	24,074	23,569	-	-	-	-
Chilean peso	128,198	138,069	189,500	16,189	189,500	-
Colombian peso	551	572	-	-	-	-
Euro	9,883	8,664	-	-	-	-
U.S. dollar	593,463	309,952	74,298	731,029	-	41,785
Other currency	1,384	1,251	-	-	-	-

	As of	As of
	December 31,	December 31,
General summary of foreign currency:	2017	2016
	ThUS$	ThUS$

Total assets	850,777	659,041
Argentine peso	75,368	76,832
Brazilian real	70,084	72,532
Chilean peso	235,938	137,233
Colombian peso	3,791	13,390
Euro	70,786	32,420
U.S. dollar	181,706	229,222
Other currency	213,104	97,412

Total liabilities	2,343,136	2,651,689
Argentine peso	132,595	38,344
Brazilian real	54,095	64,763
Chilean peso	864,144	406,211
Colombian peso	5,207	10,777
Euro	83,083	32,282
U.S. dollar	1,132,067	2,037,140
Other currency	71,945	62,172

Net position
Argentine peso	(57,227)	38,488
Brazilian real	15,989	7,769
Chilean peso	(628,206)	(268,978)
Colombian peso	(1,416)	2,613
Euro	(12,297)	138
U.S. dollar	(950,361)	(1,807,918)
Other currency	141,159	35,240

(b)	Exchange differences

Exchange differences recognized in income, except for financial instruments measured at fair value through profit or loss, for the period ended December 31, 2017, 2016 and 2015, generated a charge of ThUS $ 18,718, a credit of ThUS $ 121,651 and a charge of ThUS $ 467,896, respectively.

Exchange differences recognized in equity as reserves for exchange differences for conversion, for the period ended December 31, 2017, 2016 and 2015, generated a charge of ThUS $ 47,495, a credit of ThUS $ 494,362 and a charge of ThUS $1, 409,439, respectively.

The following shows the current exchange rates for the U.S. dollar, on the dates indicated:

	As of December 31,
	2017	2016	2015	2014

Argentine peso	18.57	15.84	12.97	8.55
Brazilian real	3.31	3.25	3.98	2.66
Chilean peso	614.75	669.47	710.16	606.75
Colombian peso	2,984.77	3,000.25	3,183.00	2,389.50
Euro	0.83	0.95	0.92	0.82
Strong bolivar	3,345.00	673.76	198.70	12.00
Australian dollar	1.28	1.38	1.37	1.22
Boliviano	6.86	6.86	6.85	6.86
Mexican peso	19.66	20.63	17.34	14.74
New Zealand dollar	1.41	1.44	1.46	1.28
Peruvian Sol	3.24	3.35	3.41	2.99
Uruguayan peso	28.74	29.28	29.88	24.25